Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share
Earnings per share
Year Ended December 31,	2014	2013	2012
(Dollars and shares in thousands, except earnings per share)
Basic earnings (loss) per share attributable to TDS shareholders:
Net income (loss) available to common shareholders of TDS used in basic earnings (loss) per share	$(136,404)	$141,878	$81,811
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	-	(1,058)	(640)
Preferred dividend adjustment	-	49	-
Net income (loss) attributable to common shareholders of TDS used in diluted earnings (loss) per share	$(136,404)	$140,869	$81,171

Weighted average number of shares used in basic earnings (loss) per share
Common Shares	101,304	101,339	101,532
Series A Common Shares	7,181	7,151	7,139
Total	108,485	108,490	108,671

Effects of dilutive securities:
Stock options (1)	-	209	11
Restricted stock units (1)	-	375	255
Preferred shares (1)	-	58	-
Weighted average number of shares used in diluted earnings (loss) per share	108,485	109,132	108,937

Basic earnings (loss) per share attributable to TDS shareholders	$(1.26)	$1.31	$0.75

Diluted earnings (loss) per share attributable to TDS shareholders	$(1.26)	$1.29	$0.75

(1)	There were no effects of dilutive securities for the year ended December 31, 2014 due to the net loss for the year.

Summary of antidilutive shares
Year Ended December 31,	2014	2013	2012
(Shares in thousands)
Stock options	8,984	7,120	8,130

Restricted stock units	839	171	154

Preferred shares	56	-	57